Net Loss Per Share of Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss Per Share of Common Stock
16.	Net Income/(Loss) Per Share of Common Stock
The following table includes the calculation of basic and diluted net income/(loss) per share:

	Six Months Ended June 30,
	2021	2020

	(in thousands except per share information)
Loss from continuing operations	$(203,119)	$(23,683)
(Loss) / gain from discontinued operation	(1,022)	28,960

Net (loss) / income available to common stockholders	$(204,141)	$5,277

Basic and diluted net loss per share - continuing operations	$(0.69)	$(0.31)
Basic and diluted net income per share - discontinued operations	—	0.37

Basic and diluted net (loss) / income per share	$(0.69)	$0.06

Shares used in the computation of basic and diluted net (loss)/income per share	294,224	77,371
The following potentially dilutive securities were not included in the calculation of weighted average common shares outstanding, as their effect would have been anti-dilutive during the six months ended June 30, 2021 and 2020:

	June 30,
	2021	2020

	(in thousands)
Series A redeemable convertible preferred stock	8,652	8,652
Series B and B-1 redeemable convertible preferred stock	28,495	28,495
Series C redeemable convertible preferred stock	41,908	41,908
Restricted common stock	6,361	13,951
Restricted stock units	98,100	—
Common stock warrants	122,986	134,996
2021 Convertible Bridge Notes as converted in common stock	86,290	—
Class A Common Stock warrants (as exercised for Class A Common Stock) treated as liability	42,945	—
Class A Common Stock warrants (as exercised for Class A Common Stock) treated as liability in connection with the Rights Offering	565	—
Common stock issuable for consent fees	3,456	—
Series B preferred stock warrants	1,055	1,055
Series C preferred stock warrants	203	203
Stock options	28,980	40,916

17.	Net Loss Per Share of Common Stock
The Company follows the
two-class
method when computing net loss per share of
c
ommon
s
tock
because it has issued securities, other than Class A
Common Stock
, that contractually entitle the holders to participate in dividends and earnings. These participating securities include the Company’s restricted common stock, which has
non-forfeitable
rights to participate in any dividends declared on the Company’s Class A
Common Stock
. The
two-class
method requires all earnings for the period to be allocated between Class A
Common Stock
and participating securities based upon their respective rights to receive distributed and undistributed earnings. The Company’s Class B common stock does not participate in dividends and, therefore, is not included in calculations of net loss per share.
Under the
two-class
method, for periods with net income, basic net income per Class A
Common Stock
is calculated by dividing the net income attributable to common stockholders by the weighted average number of shares of Class A
Common Stock
outstanding during the period. Net income attributable to common stockholders is calculated by subtracting from net income the portion of current year earnings that the participating securities would have been entitled to receive pursuant to their dividend rights had all of the year’s earnings been distributed. No such adjustment to earnings is made during periods with a net loss, as the holders of the participating securities have no obligation to fund losses.
Diluted net income per Class A common share is computed under the two-class
method by using the weighted average number of shares of Class A
Common Stock
outstanding plus, for periods with net income attributable to common stockholders, the potential dilutive effects of unvested restricted stock, stock options, warrants, and preferred stock.
Due to net losses for the years ended December 31, 2020 and 2019, basic and diluted net loss per share were the same, as the effect of potentially dilutive securities would have been anti-dilutive to loss per share from continuing operations.
The following table includes the calculation of basic and diluted net income/(loss) per share:

	Year Ended December 31,
	2020	2019
	(in thousands except per share information)
Loss from continuing operations	$(47,720)	$(59,985)
Income/(loss) from discontinued operations	28,185	(6,160)

Net loss available to common stockholders	$(19,535)	$(66,145)

Basic and diluted net loss per share - continuing operations	$(0.55)	$(2.23)
Basic and diluted net income/(loss) per share - discontinued operations	0.32	(0.23)

Basic and diluted net loss per share - total	$(0.23)	$(2.46)

Shares used in computation of basic and diluted net income/(loss) per share	87,479	26,942
The following potentially dilutive securities were not included in the calculation of weighted average common shares outstanding, as their effect would have been anti-dilutive for the years ended December 31:

	December 31,
	2020	2019
	(in thousands)
Series A redeemable convertible preferred stock	8,652	8,652
Series B and B-1 redeemable convertible preferred stock	28,495	28,495
Series C redeemable convertible preferred stock	41,908	39,824
Restricted common stock	9,767	—
Common stock warrants	134,996	126,662
Series B preferred stock warrants	1,055	1,055
Series C preferred stock warrants	203	8,541
Stock options	38,258	42,276